Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Total	$ 10,510,771	$ 9,846,288
Less: accumulated amortization	(632,177)	(398,802)
Intangible assets, net	9,878,594	9,447,486
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	10,495,188	9,834,218
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Total	9,802	6,652
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 5,781	$ 5,418